Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Reconciliation of net cash flow from operating activities
(Loss)/profit for the financial year	€ 1,505	€ 12,335	[1],[2]	€ 2,773	[2]
Loss/(Profit) for the financial year from discontinued operations	65	247	[2]	(185)	[2]
Profit for the financial year - Continuing operations	1,570	12,582	[2]	2,588	[2]
Investment income	(581)	(232)	[2]	(251)	[2]
Financing costs	2,626	1,609	[2]	1,842	[2]
Income tax expense	50	492	[2]	1,561	[2]
Operating profit	3,665	14,451	[2]	5,740	[2]
Adjustments for:
Share-based payments and other non-cash charges	98	58		165
Depreciation and amortisation	10,414	10,255		10,417
Loss on disposal of property, plant and equipment and intangible assets	34	33		40
Share of result of equity accounted associates and joint ventures	96	(433)		(389)
Impairment (reversal)/loss	(64)	64
Other income	(372)	(9,402)		(244)
Decrease / (increase) in inventory	177	(168)		(171)
(Increase)/decrease in trade and other receivables	(597)	(486)		(629)
Increase/(decrease) in trade and other payables	534	1,446		581
Cash generated by operations	13,985	15,818		15,510
Taxation	(724)	(1,228)		(916)
Cashflows from discontinued operations	3,296	3,464		3,487
Net cash flow from operating activities	€ 16,557	€ 18,054	[2]	€ 18,081	[2]

[1]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million
[2]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.